Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

8. Commitments and Contingencies

License Agreements

The Company has entered into license agreements with various parties under which it is obligated to make contingent and non-contingent payments (see Note 10).

Operating Leases

In August 2015, the Company entered into an operating lease agreement with U.S. REIF Central Plaza Massachusetts, LLC (the “Landlord”) with respect to its corporate headquarters located at 675 Massachusetts Avenue, Cambridge, Massachusetts (the “Original Lease”).The term of the Original Lease commenced in January 2016 and was scheduled to expire in December 2020. The Original Lease required annual payments of $0.4 million over the initial five-year term. The Original Lease provided for a renewal option to extend its term for an additional five years. Under the terms of the Original Lease, the Company provided a security deposit of $0.2 million to the Landlord, which is included in long-term assets in the accompanying consolidated balance sheets. The Original Lease provided for annual rent escalations as well as tenant incentives in the amount of $0.7 million, of which $0.3 million would be reimbursed to the Landlord over the initial term of the Original Lease.

In July 2016, the Company entered into an agreement to lease laboratory space through November 30, 2019 from a sublessor, which requires annual lease payments of $0.3 million, subject to certain escalations.

On January 17, 2018, the Company entered into an amendment (the “Amendment”) to the Original Lease. The Amendment makes certain changes to the Original Lease, including (i) the addition of approximately 7,800 square feet of office space in the same building (the “Expansion Premises”) and (ii) an extension of the expiration date of the Original Lease to seven years following the delivery date of the Expansion Premises (the “Lease Term”), which is estimated to be December 1, 2018.

Under the Amendment, the Company has two consecutive options to extend the Lease Term for an additional period of five years (the “Option Terms”), subject to certain conditions, upon notice to the Landlord. The Amendment provides for annual base rent for the Expansion Premises of approximately $0.5 million in the first year of the Lease Term, which increases on an annual basis to approximately $0.6 million in the final year of the Lease Term, and annual base rent during the Option Terms to be calculated based on the Landlord’s good faith determination of 100% of the fair market rate for such Option Terms. The Company is also obligated to pay the Landlord certain costs, taxes and operating expenses, subject to certain exclusions. The Amendment also includes a provision from the landlord of $0.4 million for leasehold improvements on the Expansion Premises.

Rent escalations and tenant incentives for operating leases are included in deferred rent in the consolidated balance sheet, and rent expense is recognized on a straight-line basis over the terms of occupancy.

The following table summarizes the future minimum payments due under the operating leases as of March 31, 2018 (in thousands):

Years Ending December 31,
2018 (remainder)	$658
2019	1,323
2020	1,016
2021	957
2022	1,076
Thereafter	2,200

$7,230

Rent expense for both the three months ended March 31, 2018 and 2017 was $0.2 million.

Indemnification Agreements

In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, business partners and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. To date, the Company has not incurred any material costs as a result of such indemnifications. The Company does not believe that the outcome of any claims under indemnification arrangements will have a material effect on its financial position, results of operations or cash flows, and it has not accrued any liabilities related to such obligations in its consolidated financial statements as of March 31, 2018 or December 31, 2017.

Legal Proceedings

The Company is not currently party to any material legal proceedings. At each reporting date, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses as incurred the costs related to such legal proceedings.

11. Commitments and Contingencies

License Agreements

The Company has entered into license agreements with various parties under which it is obligated to make contingent and non-contingent payments (see Note 13).

Operating Leases

In August 2015, the Company entered into an operating lease agreement for office space that commenced in January 2016 and expires in December 2020. The lease requires annual payments of $0.4 million over the five-year term. The lease provides for a renewal option to extend the lease for an additional five years. Under the terms of the lease, the Company provided a security deposit of $0.2 million to the landlord, which is included in long-term assets in the accompanying consolidated balance sheets. The lease includes annual rent escalations as well as tenant incentives in the amount of $0.7 million, of which $0.3 million is reimbursed to the landlord over the term of the lease.

In July 2016, the Company entered into an agreement to lease laboratory space through November 30, 2019 from a sublessor, which requires annual lease payments of $0.3 million, subject to certain escalations.

On January 17, 2018, the Company entered into an amendment (the “Amendment”) to the lease agreement with respect to its corporate headquarters located at 675 Massachusetts Avenue, Cambridge, Massachusetts. The Amendment makes certain changes to the original Lease Agreement, dated August 24, 2015 (the “Original Lease”), by and between the Company and U.S. REIF Central Plaza Massachusetts, LLC (the “Landlord”), including (i) the addition of approximately 7,800 square feet of office space in the same building (the “Expansion Premises”) and (ii) an extension of the expiration date of the Original Lease to seven years following the delivery date of the Expansion Premises (the “Lease Term”), which is estimated to be December 1, 2018.

Under the Amendment, the Company has two consecutive options to extend the Lease Term for an additional period of five years (the “Option Terms”), subject to certain conditions, upon notice to the Landlord. The Amendment provides for annual base rent for the Expansion Premises of approximately $0.5 million in the first year of the Lease Term, which increases on an annual basis to approximately $0.6 million in the final year of the Lease Term, and annual base rent during the Option Terms to be calculated based on the Landlord’s good faith determination of 100% of the fair market rate for such Option Terms. The Company is also obligated to pay the Landlord certain costs, taxes and operating expenses, subject to certain exclusions.

Rent escalations and tenant incentives for operating leases are included in deferred rent in the consolidated balance sheet, and rent expense is recognized on a straight-line basis over the terms of occupancy.

The following table summarizes the future minimum payments due under the operating leases as of December 31, 2017 (in thousands):

Year Ending December 31,
2018	$820
2019	808
2020	499
2021	—

$2,127

Rent expense for the years ended December 31, 2017, 2016 and 2015 was $0.8 million, $0.4 million and $0.1 million, respectively.

Indemnification Agreements

In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, business partners and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. To date, the Company has not incurred any material costs as a result of such indemnifications. The Company does not believe that the outcome of any claims under indemnification arrangements will have a material effect on its financial position, results of operations or cash flows, and it has not accrued any liabilities related to such obligations in its consolidated financial statements as of December 31, 2017, 2016 or 2015.

Legal Proceedings

The Company is not currently party to any material legal proceedings. At each reporting date, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses as incurred the costs related to such legal proceedings.